Long-term debt, current and non current, textuals 3 (Details) ([RbsCreditFacilityMember], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Line Of Credit Facility Line Items
Line of Credit Facility, Initiation Date	Dec. 16, 2011
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000
Line Of Credit Facility Maximum Borrowing Capacity Increase	150,000
Line Of Credit Facility Increase Decrease For Period Net	92,700
Line Of Credit Facility Remaining Borrowing Capacity	7,300
Line of Credit Facility, Commitment Fee Percentage	0.99%
Debt Instrument, Maturity Date, Description	5 years
Line Of Credit Facility Age Limit Of Vessels	20 years
Debt Instrument Maturity Date	Jan. 17, 2017
Line of Credit Facility, Interest Rate Description	Libor plus a margin of 2.75%
Loan Margin Percentage	2.75%
Line of Credit Facility, Priority	first priority mortgages over the financed fleet
Borrower Minimum Liquidity Percentage	10.00%
Compensating Balance Description	minimum cash of 10% of the drawings under the revolving credit facility, but not less than $5,000
Line Of Credit Facility Dividend Restrictions	The Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.
Longterm Debt Weighted Average Interest Rate	3.07%
[MinimumMember]
Line Of Credit Facility Line Items
Borrower Minimum Liquidity	$ 5,000